Income Taxes (Details) - Significant components of the Group’s deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset
Net operating loss carryforwards	$ 4,952,445	$ 2,987,597
Less: valuation allowance	(4,952,445)	(2,987,597)
Net deferred tax asset
Deferred tax liability
Fixed assets
Deferred tax liability, net